4. Photo File Asset Purchase Agreement (June 2019 Note) (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent purchase consideration	$ 2,500,000	$ 2,500,000	$ 0
Photo File Inc. [Member]
Payable to Photo File, Inc	631,634	201,943
Contingent purchase consideration	$ 2,000,000	$ 2,000,000